Annual Total Returns [BarChart] - Voya Government Money Market Fund - Class A	Jul. 31, 2021
Bar Chart Table:
2011	0.02%
2012	0.03%
2013	0.02%
2014	0.01%
2015	0.02%
2016	0.08%
2017	0.26%
2018	1.51%
2019	1.89%
2020	0.28%